PREPAID EXPENSES AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2025
PREPAID EXPENSES AND OTHER RECEIVABLES
PREPAID EXPENSES AND OTHER RECEIVABLES	6. PREPAID EXPENSES AND OTHER RECEIVABLES
	December 31, 2025	December 31, 2024
GST and HST receivables	$680	$694
Other receivables	7	111
Prepaid expenses	774	515
	$1,461	$1,320